FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.2% (a)
COMMERCIAL SERVICES SECTOR - 2.9%
	Advertising/Marketing Services - 2.9%
1,225,000	Omnicom Group Inc.	$97,987,750
CONSUMER DURABLES SECTOR - 4.0%
	Electronics/Appliances - 4.0%
1,410,000	Sony Group Corp. - SP-ADR *	137,080,200
CONSUMER NON-DURABLES SECTOR - 4.7%
	Beverages: Non-Alcoholic - 1.0%
240,000	PepsiCo Inc.	35,560,800
	Household/Personal Care - 3.7%
2,150,000	Unilever PLC - SP-ADR	125,775,000
CONSUMER SERVICES SECTOR - 7.9%
	Cable/Satellite TV - 4.7%
2,860,000	Comcast Corp. - Cl A	163,077,200
	Other Consumer Services - 3.2%
50,000	Booking Holdings Inc. *	109,404,500
ELECTRONIC TECHNOLOGY SECTOR - 2.9%
	Semiconductors - 2.9%
1,155,000	Micron Technology Inc. *	98,151,900
FINANCE SECTOR - 24.5%
	Investment Banks/Brokers - 4.4%
2,085,000	The Charles Schwab Corp.	151,808,850
	Major Banks - 3.8%
840,000	JPMorgan Chase & Co.	130,653,600
	Multi-Line Insurance - 8.4%
1,325,000	Arch Capital Group Ltd. *	51,595,500
850,000	Berkshire Hathaway Inc. - Cl B *	236,232,000
		287,827,500
	Property/Casualty Insurance - 4.8%
445,000	Chubb Ltd.	70,728,300
965,000	Progressive Corp.	94,772,650
		165,500,950
	Regional Banks - 3.1%
915,000	Northern Trust Corp.	105,792,300
HEALTH SERVICES SECTOR - 11.0%
	Health Industry Services - 4.2%
1,100,000	Quest Diagnostics Inc.	145,167,000
	Managed Health Care - 3.8%
330,000	UnitedHealth Group Inc.	132,145,200
	Medical/Nursing Services - 3.0%
2,450,000	Fresenius Medical Care AG & Co. KGaA	101,846,500
HEALTH TECHNOLOGY SECTOR - 6.0%
	Medical Specialties - 6.0%
2,225,000	Koninklijke Philips N.V. - SP-ADR	110,582,500
2,200,000	Smith & Nephew PLC - SP-ADR	95,568,000
		206,150,500
INDUSTRIAL SERVICES SECTOR - 1.8%
	Oilfield Services/Equipment - 1.8%
1,970,000	Schlumberger Ltd.	63,059,700
PROCESS INDUSTRIES SECTOR - 3.1%
	Industrial Specialties - 3.1%
625,000	PPG Industries Inc.	106,106,250

PRODUCER MANUFACTURING SECTOR - 13.1%
	Building Products - 5.0%
2,930,000	Masco Corp.	172,606,300
	Electrical Products - 3.8%
510,000	Eaton Corp. PLC	75,571,800
555,000	Emerson Electric Co.	53,413,200
		128,985,000
	Industrial Machinery - 2.2%
500,000	Dover Corp.	75,300,000
	Trucks/Construction/Farm Machinery - 2.1%
790,000	PACCAR Inc.	70,507,500
RETAIL TRADE SECTOR - 9.6%
	Apparel/Footwear Retail - 1.3%
680,000	The TJX Companies Inc.	45,845,600
	Discount Stores - 8.3%
750,000	Dollar General Corp.	162,292,500
1,240,000	Dollar Tree Inc. *	123,380,000
		285,672,500
TECHNOLOGY SERVICES SECTOR - 5.4%
	Internet Software/Services - 5.4%
37,000	Alphabet Inc. - Cl A*	90,346,230
270,000	Facebook Inc. *	93,881,700
		184,227,930
TRANSPORTATION SECTOR - 1.3%
	Air Freight/Couriers - 1.3%
340,000	Expeditors International of Washington Inc.	43,044,000
	Total common stocks (cost $2,160,030,314)	3,369,284,530

Principal Amount
SHORT-TERM INVESTMENTS - 1.7% (a)
	Bank Deposit Account - 1.7%
$60,113,225	U.S. Bank N.A., 0.006% ^	60,113,225
	Total short-term investments (cost $60,113,225)	60,113,225
	Total investments - 99.9% (cost $2,220,143,539)	3,429,397,755

	Other assets, less liabilities - 0.1% (a)	2,321,918
	TOTAL NET ASSETS - 100.0%	$3,431,719,673

*	Non-income producing security.
^	The rate shown is as of June 30, 2021.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2021, based on the inputs used to value them:
Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$3,369,284,530
Level 1 - Bank Deposit Account	60,113,225
Total Level 1	3,429,397,755
Level 2 -	---
Level 3 -	---
Total Assets	3,429,397,755
Total	$3,429,397,755

See the Schedule of Investments for investments detailed by industry classifications.